Stockholders' Equity (Details 1) - $ / shares	3 Months Ended		9 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Mar. 31, 2017	Mar. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding beginning	160,000		160,000	160,000
Exercisable			40,000
Granted		160,000
Exercised
Forfeited/Cancelled
Outstanding ending	160,000	160,000	160,000	160,000
Exercisable ending	40,000		40,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Outstanding beginning	$ 1.50		$ 1.50	$ 1.50
Exercisable			1.50
Granted		1.50
Exercised
Forfeited/Cancelled
Outstanding ending	1.50	1.50	1.50	1.50
Exercisable ending	$ 1.50		$ 1.50